Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	101 Months Ended
	Dec. 29, 2016	May 31, 2025	May 31, 2025	May 31, 2025
C000173812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000173813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
Without Sales Load [Member] | C000173812
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.47%)	26.28%	6.07%
Without Sales Load [Member] | C000173813
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.76%)	25.89%	5.72%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		13.65%	13.37%	11.05%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		13.72%	14.18%	11.70%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		13.65%	13.37%	11.05%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		13.72%	14.18%	11.70%